PREPAIDS AND OTHER (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Inventory advances	$ 3,851	$ 93
Insurance and licenses	846	608
Deposits	1,921	2,161
Contract acquisition and fulfillment costs	880	1,053
Other	4,205	4,306
Prepaids and other	11,703	8,221
Deferred contract acquisition and fulfillment costs	$ 959	$ 399